Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and welfare	$ 336,953	$ 1,039,450
VAT and other taxes payable	1,358,428	667,606
Investment consideration payable	128,778	192,652
Accrued expenses	644,433	319,357
Interest payable	5,896	6,973
Accrued expenses and other liabilities	$ 2,474,488	$ 2,226,038